Operating Lease (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates	Jun. 30, 2023	Jun. 30, 2022
Remaining lease term and discount rate
Weighted average remaining lease term (years)	2 years 4 months 2 days	1 year 1 month 17 days
Weighted average discount rate	4.75%	4.75%